Revenue and Contracts with Customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Summarizes Revenue Disaggregation	The following tables summarizes our revenue disaggregation by customer type and geographic region for the following periods:
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Government	$635,822	$829,292	$1,315,391	$1,997,622
Non-government	1,652,046	2,660,384	3,575,166	5,737,134
	$2,287,868	$3,489,676	$4,890,557	$7,734,756
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
United States	$1,732,353	$2,643,470	$3,710,432	$5,972,106
Canada	555,515	846,206	1,180,125	1,762,650
	$2,287,868	$3,489,676	$4,890,557	$7,734,756
The following tables summarize revenue disaggregation by product for the following periods:
	Year Ended December 31,
	2022	2021
Government	$2,945,946	$3,258,158
Non-government	10,699,084	14,368,939
	$13,645,030	$17,627,097

Schedule of Revenue and Contracts with Customers
	Year Ended December 31,
	2022	2021
United States	$10,458,169	$13,408,624
Canada	3,186,861	4,218,473
	$13,645,030	$17,627,097

Schedule of Allowance for Doubtful Accounts	The allowance for doubtful accounts consists of the following activity:
	Year Ended December 31,
	2022	2021
Allowance for doubtful accounts, balance at beginning of period	$315,985	$153,485
Bad debt expense	539,801	550,521
Write-off uncollectable accounts	(502,307)	(388,021)
Allowance for doubtful accounts, balance at end of period	$353,479	$315,985

Schedule of Summarizes Deferred Revenue Activity	The following table summarizes deferred revenue activity for the six months ended June 30, 2023:
	As of December 31, 2022	Net additions	Revenue recognized	As of June 30, 2023
Deferred revenue	$730,573	4,422,081	(4,839,554)	$313,100
The following table summarizes deferred revenue activity for the year ended December 31, 2022:
	As of January 1, 2022	Net additions	Revenue recognized	As of December 31, 2022
Deferred revenue	$1,117,703	5,446,403	5,833,533	$730,573

Schedule of Summarizes Deferred Contract Cost Activity	The following table summarizes deferred contract cost activity for the six months ended June 30, 2023:
	As of December 31, 2022	Additions	Amortized costs	As of June 30, 2023
Deferred contract costs	$36,465	—	(34,756)	$1,709
The following table summarizes deferred contract cost activity for the year ended December 31, 2022:
	As of January 1, 2022	Additions	Amortized costs(1)	As of December 31, 2022
Deferred contract costs	$142,930	124,690	231,155	$36,465

(1)      Includes contract costs amortized to Sales and marketing expense during the period.